Segments and Geographical Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues	$ 25,599	$ 27,601	$ 25,903
Gross profit	5,137	5,045	5,031
Assets related to segment	16,825	16,261	19,187
Operating Segments [Member] | RFID and Mobile Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	9,270	11,328	10,451
Gross profit	2,608	2,868	2,882
Assets related to segment	9,991	9,596	10,476
Operating Segments [Member] | Supply Chain Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	16,336	16,317	15,496
Gross profit	2,529	2,177	2,149
Assets related to segment	6,834	6,665	8,711
Operating Segments [Member] | Intercompany [Member]
Segment Reporting Information [Line Items]
Revenues	$ (7)	$ (44)	$ (44)
Gross profit
Assets related to segment